Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
YD Bio Limited
Operating expenses
General and administrative expenses				$ 1,239		$ 66,441
Total operating expenses				(1,239)		(66,441)
Income tax expense
Net (loss) income				$ (1,239)		$ (66,441)
Weighted average number of shares outstanding, basic (in Shares)			1,000	1,000		1,000
Weighted average number of shares outstanding, Diluted (in Shares)			1,000	1,000		1,000
Basic net loss per ordinary share (in Dollars per share)				$ (1.24)		$ (66.44)
Diluted net (loss) income per share of Common Stock (in Dollars per share)				$ (1.24)		$ (66.44)
Breeze Holdings Acquisition Corp.
Operating expenses
Income tax expense	$ (1,682)	$ 6,264		$ 73	$ 12,042			$ (18,169)
Net (loss) income	$ (2,214,684)	$ 17,103,566		$ (5,582,198)	$ (4,912,173)		$ (2,304,638)	$ (2,549,111)
Weighted average number of shares outstanding, basic (in Shares)	3,409,483	4,220,988		3,414,220	4,260,132		4,145,884	4,427,788
Weighted average number of shares outstanding, Diluted (in Shares)	3,409,483	4,220,988		3,414,220	4,260,132		4,145,884	4,427,788
Basic net loss per ordinary share (in Dollars per share)	$ (0.65)	$ 4.05		$ (1.63)	$ (1.15)		$ (0.56)	$ (0.58)
Diluted net (loss) income per share of Common Stock (in Dollars per share)	$ (0.65)	$ 4.05		$ (1.63)	$ (1.15)		$ (0.56)	$ (0.58)
Operating and formation costs	$ 389,191	$ 537,407		$ 743,010	$ 1,584,448		$ 2,225,820	$ 2,070,143
Loss from operations	(389,191)	(537,407)		(743,010)	(1,584,448)		(2,225,820)	(2,070,143)
Other (expenses) income:
Interest income	34,575	170,987		69,135	340,567		598,182	554,701
Change in fair value of warrant liabilities	(1,861,750)	17,476,250		(4,908,250)	(3,656,250)		(677,000)	(1,015,500)
Total other expenses, net	(1,827,175)	17,647,237		(4,839,115)	(3,315,683)		(78,818)	(460,799)
Loss before income taxes	$ (2,216,366)	$ 17,109,830		$ (5,582,125)	$ (4,900,131)		$ (2,304,638)	$ (2,530,942)